Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Jun. 30, 2025
Financial Information of the Parent Company [Line Items]
Schedule of Parent Company Balance Sheets
	June 30, 2025	June 30, 2024
ASSETS
Non-current asset
Investment in subsidiaries	$15,421,659	$15,380,714
Total asset	$15,421,659	$15,380,714

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A shares: 30,000,000 shares authorized with a par value of US$0.16, 8,151,910 shares issued and outstanding and 7,171,858 shares issued and outstanding as of June 30, 2025 and 2024, respectively;	1,304,306	1,147,497
Class B shares: 5,000,000 shares authorized with a par value of US$0.16 each, 3,829,500 shares issued and outstanding as of June 30, 2025 and June 30, 2024.	612,720	612,720
Additional paid-in capital	20,525,622	19,956,956
Statutory reserve	624,097	624,097
Accumulated deficit	(6,412,100)	(7,606,597)
Accumulated other comprehensive (loss)/ income	(1,232,986)	646,041
Total shareholders’ equity	15,421,659	15,380,714
Total liabilities and shareholders’ equity	$15,421,659	$15,380,714

Schedule of Parent Company Statements of Comprehensive (Loss)/Income
	For the Years Ended June 30,
	2025	2024	2023
EQUITY IN EARNINGS/(LOSS) OF SUBSIDIARIES	$1,194,497	$(2,272,297)	$1,751,170
NET INCOME/(LOSS)	1,194,497	(2,272,297)	1,751,170
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(1,879,027)	839,409	(1,238,224)
COMPREHENSIVE (LOSS)/INCOME ATTRIBUTABLE TO THE COMPANY	$(684,530)	$(1,432,888)	$512,946

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended June 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$1,194,497	$(2,272,297)	$1,751,170
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings/(loss) of subsidiaries	(1,194,497)	2,272,297	(1,751,170)
Net cash used in operating activities	—	—	—

CHANGES IN CASH AND RESTRICTED CASH	—	—	—
CASH AND RESTRICTED CASH, beginning of year	—	—	—
CASH AND RESTRICTED CASH, end of year	$—	$—	$—